Derivative Instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Derivative Instruments	23 Derivative Instruments
The Group enters into derivative financial instruments to facilitate client trading activity and to manage exposures arising from its own balance sheet. Derivatives are initially recognized and subsequently measured at fair value and are classified as held for trading unless designated in qualifying hedge accounting relationships in accordance with IFRS 9.
The Group applies hedge accounting where the hedging relationship meets the qualifying criteria, including the existence of an economic relationship between the hedging instrument and the hedged item and where hedge effectiveness can be reliably measured.
Derivative assets and derivative liabilities comprise the following:

	Financial assets		Financial liabilities
	2025	2024	2025	2024
	$m	$m	$m	$m
Held for trading derivatives carried at fair value through profit and loss that are not designated in hedge accounting relationships:
Synthetic equity swap	190.0	243.3	—	—
Agriculture contracts	163.5	296.7	163.2	221.5
Energy contracts	106.2	83.3	102.8	53.0
Foreign currency contracts	1,124.2	204.9	997.7	259.1
Precious metal contracts	7.8	1.3	17.2	3.9
Credit contracts	3.7	2.2	15.1	9.6
Metals contracts	15.9	3.2	26.3	3.1
Equity contracts	526.9	233.5	769.6	65.2
Crypto contracts	2.8	13.7	7.2	16.1
Rates contracts	128.0	55.6	134.7	62.8
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	24.9	0.1	—	24.2
Rates contracts	46.4	25.7	20.0	33.2
	2,340.3	1,163.5	2,253.8	751.7
Hedge accounting derivatives
The Group applies hedge accounting to manage interest rate and foreign exchange risks. Further details of how these risks arise and how they are managed by the Group can be found in Note 35.
Cash flow hedge
a) Foreign Currency Risk
The associated gains and losses on derivatives that are used to hedge GBP commitments are recognized in other comprehensive income and will be recycled when the anticipated commitments take place and included in the initial cost of the hedged commitments.
23      Derivative Instruments continued
b) Interest Rate Risk
The Group is exposed to interest rate risk on cash, investments, derivatives, client balances and bank borrowings. The main interest rate risk is derived from interest-bearing deposits in which the Group invests surplus funds and bank borrowings, although the Group’s exposure to interest rate fluctuations is limited through the offset that exists between the bulk of its interest-bearing assets and interest-bearing liabilities. Since the return paid on client liabilities is generally reset to prevailing market interest rates on an overnight basis, the Group is only exposed for the time it takes to reset its investments which are held at rates fixed for a maturity which does not exceed three months, with the exception of US Treasuries, which have a maturity of up to two years.
The Group’s risk management strategy is to reduce the volatility in the Group’s interest receipts owing to changes in the short term reference rate for the Group’s short term deposits. As such, management monitors the reference rates to ensure that any adverse changes in the reference rate does not adversely affect the Group’s earnings. During 2024, to hedge against future perceived interest rate headwinds, the Group entered into a series of interest rate swaps in USD and EUR to ensure a smoother profile of interest rate returns. Further hedges were added during 2025. The Group has designated certain interest rate swaps as hedging instruments and the associated gains and losses on the interest rate swaps hedging future interest cash flows are recognized in other comprehensive income.
The following table details the maturity analysis of the derivatives hedge instruments designated in cash flow hedging relationships per notional value and by hedged risk:

	2025
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Foreign currency	35.5	63.0	5.5	—	104.0
Interest rate	100.0	547.0	2,640.9	—	3,287.9
	135.5	610.0	2,646.4	—	3,391.9

	2024
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Foreign currency	63.8	92.6	—	—	156.4
Interest rate	—	441.4	2,020.0	—	2,461.4
	63.8	534.0	2,020.0	—	2,617.8
As at 31 December 2025, the aggregate amount of gains/(losses) under foreign exchange forward contracts and interest rate contracts deferred in the cash flow hedge reserve relating to the exposure on these anticipated future commitments is a gain of $1.2m and a gain of $11.3m  respectively (2024: $1.8m loss and $24.6m loss; 2023:$2.9m gain and $nil). It is anticipated that these commitments will become due monthly over the course of the maturity analysis note above, at which time the amount deferred in equity will be recycled to profit and loss.
23      Derivative Instruments continued
The following table details the cash flow hedge relationships by hedged risk as at 31 December
2025 and 2024 is as follows:

	2025
	Hedging instrument					Hedged item	Ineffectiveness
	Carrying amount				Change in fair value used to calculate hedge ineffectivene ss	Gain/(loss) recognized in OCI	Ineffectiveness (loss) recognized in the income statement	Income statement presentation
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m	$m	$m
Hedged Risk
Foreign currency	104.0	1.3	(0.1)	Derivative instruments	3.0	(3.0)	—	Other expenses
Interest rate	3,287.9	12.7	(1.4)		15.2	(15.2)	—	Net Interest Income
	3,391.9	14.0	(1.5)		18.2	(18.2)	—

	2024
	Hedging instrument					Hedged item	Ineffectiveness
	Carrying amount				Change in fair value used to calculate hedge ineffectivene ss	Gain/(loss) recognised in OCI	Ineffectiveness (loss) recognised in the income statement	Income statement presentation
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m	$m	$m
Hedged Risk
Foreign currency	156.4	0.1	(1.9)	Derivative instruments	(5.1)	5.1	—	Other expenses
Interest rate	2,461.4	1.5	(26.1)		6.4	(6.4)	—	Net Interest Income
	2,617.8	1.6	(28.0)		1.3	(1.3)	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
There is 1 (2024: 1) foreign currency risk cash flow hedge with an average forward contract of
1.3313 (2024: 1.2663) across the relationships and 3 (2024: 3) interest rate risk cash flow hedges with an average forward rate of 3.46% (2024: 3.51%) across the relationships.
Fair value hedge
As part of the Group's management of market risk exposures, the following fair value hedges were in place as at 31 December 2025 and 2024:
•An interest rate swap and a cross currency swap agreement in place with a notional amount of
€300.0m whereby the Group receives SOFR + 6.1% and $327.3m in return for €300.0m and paying fixed 8.375%. The interest rate swap and cross currency swap are being used to hedge the exposure to changes in the fair value of the fixed rate 8.375% senior debt issuance.
•An interest rate swap with a notional amount of $600.0m whereby the Group receives the fixed rate of 6.404% and pays the floating rate of SOFR + 2.5751%. The risk being hedged is the exposure to changes in the fair value of the fixed-rate senior bond issuance due to fluctuations in market interest rates.
23      Derivative Instruments continued
The Group entered into the following hedges during the year ended 31 December 2025:
•An interest rate swap entered into in May 2025 as part of the senior note issuance. The swap has a notional amount of $500.0m whereby the Group receives the fixed rate of 5.829% and pays the floating rate of the Secured Overnight Financing Rate ("SOFR") + 2.4187%. The risk being hedged is the exposure to changes in the fair value of the fixed-rate senior bond issuance due to fluctuations in market interest rates.
•Interest rate swap agreements entered into in 2025 with respect to certain U.S. treasury instruments acquired during the period. The swaps have a cumulative notional amount of
$300.0m whereby the Group receives the floating rate of SOFR and pays the fixed rate under each contract. The risk being hedged is the exposure to changes in the fair value of the entire portion of the fixed-rate U.S. treasury instruments due to fluctuations in market interest rates.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the interest rate swap match the terms of the fixed rate loan (i.e. notional amount, maturity, payment and reset dates). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the interest rate swap is identical to the hedged risk component. To test the hedge effectiveness, the Group uses the hypothetical derivative method and hedge effectiveness is assessed by comparing the changes in the fair value of the hedging instrument against the changes in the fair value of the hypothetical derivative representing the hedged risk.
Hedge ineffectiveness can arise from:
•different interest rate curve applied to discount the hedged item and hedging instrument;
•differences in timing of cash flows of the hedged item and hedging instrument;
•the counterparties’ credit risk differently impacting the fair value movements of the hedging instrument and hedged item.
The following table details the maturity analysis of the derivatives hedging instruments designated in fair value hedge relationships per notional value and by hedged risk:

	2025
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Interest rate	—	—	1,727.3	—	1,727.3
	—	—	1,727.3	—	1,727.3

	2024
	Maturity analysis per notional
	Less than 3 months	3 to 12 months	1 to 5 years	Over 5 years	Total
	$m	$m	$m	$m	$m
Hedged Risk
Interest rate	—	—	927.3	—	927.3
	—	—	927.3	—	927.3
23      Derivative Instruments continued
The following table details the fair value hedge relationships by hedged risk as at 31 December
2025 and 2024 is as follows:

	2025
	Hedging instrument
	Carrying amount				Change in fair value used to calculate hedge ineffectiveness
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m
Hedged Risk
Interest rate	1,727.3	58.5	(18.5)	Derivative instruments	(18.9)
	1,727.3	58.5	(18.5)		(18.9)

	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount			Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in the income statement	Income statement presentation
	Asset	Liability	Asset	Liability	Balance Sheet presentation
	$m	$m	$m	$m		$m	$m
Hedged Risk
Interest rate	—	(1,490.8)	0.3	(11.6)	Debt Securities	(17.5)	—	Net Interest Income
	304.2	—	0.1	(1.5)	Treasury Instruments	(1.4)	—
	304.2	(1,490.8)	0.4	(13.1)		(18.9)	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

	2024
	Hedging instrument
	Carrying amount				Change in fair value used to calculate hedge ineffectiveness
	Notional amount[1]	Asset	Liability	Balance Sheet presentation
	$m	$m	$m		$m
Hedged Risk
Interest rate	927.3	24.2	(29.9)	Derivative instruments	(13.7)
	927.3	24.2	(29.9)		(13.7)
23      Derivative Instruments continued

	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount			Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in the income statement	Income statement presentation
	Asset	Liability	Asset	Liability	Balance Sheet presentation
	$m	$m	$m	$m		$m	$m
Hedged Risk
Interest rate	—	(929.9)	6.1	—	Debt Securities	9.5	—	Net Interest Income
	—	(929.9)	6.1	—		9.5	—	—
1.The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
There are 6 (2024: 2) interest rate risk fair value hedges with an average forward rate of 3.52%
(2024: 3.57%) across the relationships.